Accounting Policies Property, Plant and Equipment at Original Cost (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Distribution, transmission and storage	$ 5,148.1	$ 4,888.4
General, miscellaneous and intangibles	543.2	542.9
Construction work in progress (CWIP)	271.6	271.6
Total	$ 5,962.9	$ 5,702.9
Distribution, transmission and storage, percentage	86.30%	85.70%
General, miscellaneous and intangibles percentage	9.10%	9.50%
Construction work in progress (CWIP), percentage	4.60%	4.80%
Total, percentage	100.00%	100.00%